Summary of Significant Accounting Policies (Details Narrative) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 25, 2017	Mar. 17, 2017	Mar. 15, 2017	Jan. 03, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts receivable					$ 22,202		$ 22,202		$ 19,034	$ 23,786
Number of options to purchase exercise price per share							$ 0.37		$ 0.90	$ 0.75
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value									$ 49,062	$ 430,000
Research and development expense									386,285	497,976
Advertising expense									$ 1,727	$ 1,936
Percentage of validation allowance established on deferred tax assets									100.00%	100.00%
Employees [Member]
Stock option compensation					24,877	$ 23,238	$ 91,063	$ 113,589
Non-Employees [Member]
Stock option compensation					0	0	57,500	55,000
Employee Stock Option [Member]
Options to purchase shares of common stock	750,000		100,000
Number of options to purchase exercise price per share	$ 0.30		$ 0.85
Employees stock options vesting period, description			vesting continuing until 2020
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value							70,872
Stock option compensation					0		19,563
Employee Stock Options [Member]
Research and development expense					125,411	119,538	252,596	292,714
Advertising expense					4,420	$ 641	$ 23,675	$ 1,587
Percentage of validation allowance established on deferred tax assets							100.00%		100.00%
2015 Plan [Member]
Number of shares issued during new issue		2,941		61,110
Number of restricted common stock, value							$ 57,500
2015 Plan [Member] | Employee Stock Option [Member]
Options to purchase shares of common stock	500,000
Number of options to purchase exercise price per share	$ 0.38
Employees stock options vesting period, description	vesting continuing until 2019
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value							321,011
Stock option compensation					$ 2,646		$ 2,646
Furniture and Fixtures [Member] | Minimum [Member]
Property, plant and equipment, useful life							3 years		3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, plant and equipment, useful life							7 years		7 years
Computer Hardware and Purchased Software [Member] | Minimum [Member]
Property, plant and equipment, useful life							3 years
Computer Hardware and Purchased Software [Member] | Maximum [Member]
Property, plant and equipment, useful life							7 years
Leasehold Improvements [Member] | Minimum [Member]
Property, plant and equipment, useful life							7 years		7 years
Leasehold Improvements [Member] | Maximum [Member]
Property, plant and equipment, useful life							10 years		10 years